INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 180,491	$ 154,210
Fixed assets	2,714	2,037
R&D amortization	7,928	6,613
Accruals and reserves	17,585	10,813
R&D and other credits	4,493	4,267
Share-based compensation	8,143	2,645
Total deferred tax assets	221,354	180,585
Intangible assets	(1,049)	(1,145)
Total deferred tax liabilities	(1,049)	(1,145)
Valuation allowance	(220,305)	(179,440)
Total deferred tax assets, net